UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.8%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$578,032
Courtland IDB, Refunding RB, International Paper Co. Projects, Series A, AMT, 5.20%, 6/01/25	1,000	1,011,740

		1,589,772

Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.75%, 9/01/33	1,000	1,137,570
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	500,912

		1,638,482

California — 12.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,099,022
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,948,634
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	788,625
California State Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	934,248
Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,164,900
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,065	1,221,182
5.25%, 5/01/33	830	917,706
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,655,025
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,620	1,888,564

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	$3,600	$4,045,068
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,491,003
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	3,038,299
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	717,925
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	3,730	4,113,519

		27,023,720

Colorado — 0.9%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,125,600
5.50%, 11/15/30	330	367,551
5.50%, 11/15/31	400	441,520

		1,934,671

Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	535,075

Florida — 8.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	751,869
County of Escambia Florida, Refunding RB, International Paper Co. Project, Series B, AMT, 5.00%, 8/01/26	600	600,264
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,231,188
County of Hillsborough Florida IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	2,500	2,511,250
Series B, 7.13%, 4/01/30	2,290	2,291,809
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,144,220

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	$325	$331,578
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,170	1,282,203
Series B, AMT, 6.25%, 10/01/38	525	597,476
Series B, AMT, 6.00%, 10/01/42	700	782,145
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,602,114
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,339,440

		17,465,556

Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,042,571

Hawaii — 0.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	537,705
5.25%, 8/01/26	525	576,476

		1,114,181

Illinois — 16.0%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	6,065	7,036,856
City of Chicago Illinois, GO, Refunding, Series A:
5.25%, 1/01/29	1,000	1,055,000
5.25%, 1/01/33	980	1,012,193
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax, 5.25%, 1/01/38	765	811,489
Waterworks, Second Lien (AMBAC), 5.00%, 11/01/36	1,015	1,054,138
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,074,290
5.25%, 12/01/40	1,000	1,067,570
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,102,510

Municipal Bonds	Par (000)	Value

Illinois (concluded)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago (concluded):
5.25%, 12/01/43	$1,500	$1,596,375
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,496,000
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,272,264
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,806,256
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,596,598
6.00%, 6/01/28	390	452,564
State of Illinois, GO:
5.25%, 2/01/31	1,005	1,091,179
5.25%, 2/01/32	2,200	2,374,020
5.50%, 7/01/33	1,000	1,095,640
5.50%, 7/01/38	415	452,711

		33,447,653

Indiana — 3.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,447,889
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	555	560,411
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,080,715

		7,089,015

Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,691,875

Kentucky — 0.7%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,200	1,410,960

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	2

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Louisiana — 2.2%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	$1,500	$1,672,500
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,579,423
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,299,097

		4,551,020

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,857,900

Massachusetts — 3.4%
Massachusetts HFA, Refunding, HRB, Series B, 5.50%, 6/01/41	3,000	3,099,960
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.35%, 12/01/42	2,000	2,039,400
Series F, 5.70%, 6/01/40	1,980	2,049,181

		7,188,541

Michigan — 2.8%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,045,516
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,430,325
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Services V, 8.25%, 9/01/18 (a)	1,970	2,416,245

		5,892,086

Mississippi — 1.3%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,785	2,300,597

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	$440	$493,368

		2,793,965

Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,293,660
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,867,142

		7,160,802

New Jersey — 4.4%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, Private Bond, AMT, 5.00%, 1/01/31	900	961,110
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,437,132
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	3,102,914
Series AA, 5.50%, 6/15/39	2,475	2,762,397

		9,263,553

New York — 2.2%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/44	2,500	2,730,350
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,650	1,794,573

		4,524,923

Ohio — 2.7%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,330,340
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,000	1,128,170

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Ohio (concluded)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1 (concluded):
5.25%, 2/15/31	$1,000	$1,121,750

		5,580,260

Pennsylvania — 4.6%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,224,511
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	755	811,512
Sub-Series A, 5.63%, 12/01/31	2,455	2,722,865
Sub-Series A, 6.00%, 12/01/41	3,000	3,297,120
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,644,000

		9,700,008

South Carolina — 2.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,852,744
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,182,543
5.50%, 7/01/41	1,000	1,086,130

		6,121,417

Texas — 9.1%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,092,320
6.00%, 1/01/41	2,600	2,868,164
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,555	1,748,893
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	1,800	2,056,860
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,493,622

Municipal Bonds	Par (000)	Value

Texas (concluded)
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	$1,365	$1,408,543
Series H, 5.00%, 11/01/37	1,535	1,589,339
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,134,330
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	797,720
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,940,414

		19,130,205

Virginia — 2.0%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	610,148
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	800	993,272
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	2,440	2,646,058

		4,249,478

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,690,519

Total Municipal Bonds — 91.2%		190,688,208

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

California — 20.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,680	2,933,174
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	4,200	4,761,708

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	4

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

California (concluded)
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	$6,000	$6,424,620
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (c)	5,250	5,969,565
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	7,697	9,142,218
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	879,633
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	8,412	9,725,836
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,496,240

		43,332,994

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (c)	2,149	2,437,465

District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	2,805	3,291,452
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	3,507	3,948,619

		7,240,071

Florida — 2.3%
County of Hillsborough Florida Aviation Authority, ARB, Tempa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,244,040
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	540	560,590

		4,804,630

Illinois — 3.8%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	5,300	6,117,472

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

Illinois (concluded)
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	$1,750	$1,944,961

		8,062,433

Nevada — 9.2%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,799,450
Series B, 5.50%, 7/01/29	5,668	6,644,301
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	6,761,737

		19,205,488

New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	2,159	2,450,160

New Jersey — 3.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,394,654
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,406,520
Series B, 5.25%, 6/15/36 (c)	1,000	1,085,401

		7,886,575

New York — 14.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	4,803,328
Series FF, 5.00%, 6/15/45	3,859	4,124,041
Series FF-2, 5.50%, 6/15/40	2,505	2,836,920
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,773,168
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	1,290	1,432,393
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,711,407

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	$2,560	$2,831,590
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,490,248

		30,003,095

South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (c)	3,240	3,639,913

Texas — 7.0%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	3,989	4,517,914
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	5,400	6,159,618
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,480	3,919,524

		14,597,056

Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,103,460

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$1,749	$1,920,172

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 70.6%		147,683,512

Total Long-Term Investments (Cost — $308,115,501) — 161.8%		338,371,720

Short-Term Securities — 1.1%	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	2,164,092	2,164,092

Total Short-Term Securities (Cost — $2,164,092) — 1.1%		2,164,092

Total Investments (Cost — $310,279,593*) — 162.9%		340,535,812
Other Assets Less Liabilities — 1.8%		3,846,841
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.3%)		(75,881,863)
VRDP Shares, at Liquidation Value — (28.4%)		(59,400,000)

Net Assets Applicable to Common Shares — 100.0%		$209,100,790

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$235,357,130
Gross unrealized appreciation	$30,437,402
Gross unrealized depreciation	(1,124,134)
Net unrealized appreciation	$29,313,268

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $18,095,745.
(d)	Represents the current yield as of report date.

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	6

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

FFI Institutional Tax-Exempt Fund	7,703,960	(5,539,868)	2,164,092	$516

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(183)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$22,769,203	$(20,960)

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$338,371,720	—	$338,371,720
Short-Term Securities	$2,164,092	—	—	2,164,092

Total	$2,164,092	$338,371,720	—	$340,535,812

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(20,960)	—	—	$(20,960)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	8

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund, Inc. (MYF)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$281,000	—	—	$281,000
Liabilities:
TOB trust certificates	—	$(75,865,414)	—	(75,865,414)
VRDP Shares	—	(59,400,000)	—	(59,400,000)

Total	$281,000	$(135,265,414)	—	$(134,984,414)

There were no transfers between levels during the period ended April 30, 2014.

BlackRock MuniYield Investment Fund, Inc.	April 30, 2014	9

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: June 23, 2014